Other expenses and financial costs (Tables)	12 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Schedule of other expenses and financial costs

	Consolidated Group
	2023 A$	2022 A$	2021 A$
Other expenses
Travel & related expenses	(141,196)	(118,292)	(7,558)
Legal expenses	-	-	(93,801)
Insurance expenses	(45,083)	(68,167)	(59,685)
Business expenses	(26,772)	(24,204)	(4,958)
Foreign exchange gain	-	(34,416)	33,487
Total other expenses	(213,051)	(245,079)	(132,515)

Finance costs
Implied interest expense related to convertible notes	-	(666,534)	-
Interest expense	(41,389)	(68,271)	(40,106)
Bank charges	(4,322)	(9,182)	(8,155)
Merchant facility fees	(59,656)	(4,203)	(10,652)
Total finance costs	(105,367)	(748,190)	(58,913)